Significant accounting policies - Summary of Wholly-Owned and Partially-Owned Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Turkey | Tüprag Metal Madencilik Sanayi ve Ticaret AS (Tüprag)
Disclosure of subsidiaries [line items]
Subsidiary	Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")
Location	Turkey
Ownership interest	100.00%
Status	Kişladağ Mine Efemçukuru Mine
Greece | Hellas
Disclosure of subsidiaries [line items]
Subsidiary	Hellas Gold SA ("Hellas")
Location	Greece
Ownership interest	95.00%
Status	Olympias Mine Stratoni Mine Skouries Project
Greece | Thracean Gold Mining SA
Disclosure of subsidiaries [line items]
Subsidiary	Thracean Gold Mining SA
Location	Greece
Ownership interest	100.00%
Status	Perama Hill Project
Greece | Thrace Minerals SA
Disclosure of subsidiaries [line items]
Subsidiary	Thrace Minerals SA
Location	Greece
Ownership interest	100.00%
Status	Sapes Project
Canada | Integra Gold Corporation
Disclosure of subsidiaries [line items]
Subsidiary	Integra Gold Corporation
Location	Canada
Ownership interest	100.00%
Status	Lamaque Mine
Brazil | Unamgen Mineração e Metalurgia SA
Disclosure of subsidiaries [line items]
Subsidiary	Unamgen Mineração e Metalurgia SA
Location	Brazil
Ownership interest	100.00%
Status	Vila Nova Iron Ore Mine
Brazil | Brazauro Recursos Minerais SA (Brazauro)
Disclosure of subsidiaries [line items]
Subsidiary	Brazauro Recursos Minerais SA ("Brazauro")
Location	Brazil
Ownership interest	100.00%
Status	Tocantinzinho Project
Romania | Deva
Disclosure of subsidiaries [line items]
Subsidiary	Deva Gold SA ("Deva")
Location	Romania
Ownership interest	80.50%
Status	Certej Project